Taxes On Income (Details) - Schedule of deferred income taxes - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Deferred Income Taxes [Abstract]
Net operating loss carry forward	$ 3,199	$ 5,746	$ 687
Deferred tax asset before valuation allowance	727	1,243	158
Valuation allowance	(727)	(1,243)	(158)
Net deferred tax asset